Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash and Bank Balances

	31.12.2022 RMB’000	31.12.2023 RMB’000	31.12.2023 US$’000
Non-current
Long-term bank deposits	20,000	—	—

Current
Cash and cash equivalents	4,451,489	5,544,376	780,502
Short-term bank deposits (i)	351,567	467,096	65,755
Restricted cash	27,687	27,999	3,942

	4,830,743	6,039,471	850,199

Cash and bank balances	4,850,743	6,039,471	850,199

Note:

(i)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2023 for the Group ranged from 2.8% to 5.8% (2022: 0.8% to 4.4%). These short-term bank deposits are not considered as cash equivalents.

Summary of cash and cash equivalents
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Cash at banks and on hand	3,730,372	4,963,232	698,692
Short-term bank deposits (i)	721,117	581,144	81,810

Cash and cash equivalents	4,451,489	5,544,376	780,502

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.